Consolidated Statements of Changes in Shareholders’ Deficit - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 83,664	$ 84,941	$ (127,293)	$ 41,312
Balance (in Shares) at Dec. 31, 2022	5,844,463
RSU vesting	$ 82	(82)
RSU vesting (in Shares)	6,092
Share-based compensation		(57)		57
Net income (loss)			(17,568)	(17,568)
Balance at Dec. 31, 2023	$ 83,746	84,802	(144,861)	23,687
Balance (in Shares) at Dec. 31, 2023	5,850,555
RSU vesting	$ 5	(5)
RSU vesting (in Shares)	351
Share-based compensation		12		12
Net income (loss)			(25,149)	(25,149)
Balance at Dec. 31, 2024	$ 83,751	84,809	(170,010)	(1,450)
Balance (in Shares) at Dec. 31, 2024	5,850,906
Issuance of shares - Ghost Kitchens ARA	$ 167	592		759
Issuance of shares - Ghost Kitchens ARA (in Shares)	1,169,596
RSU vesting
Share-based compensation		(12)		(12)
Net income (loss)			4,140	4,140
Balance at Dec. 31, 2025	$ 83,918	$ 85,389	$ (165,870)	$ 3,437
Balance (in Shares) at Dec. 31, 2025	7,020,502